Filed Pursuant to Rule 497(k)(1)(iii)(B)

[PIE CHART WITH STOCKS EMPHASIS]

Fund Profile

October 15, 1998


THE STRONG EQUITY INCOME FUND
THE STRONG GROWTH AND INCOME FUND
THE STRONG SCHAFER VALUE FUND
THE STRONG SCHAFER BALANCED FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

[STRONG FUNDS LOGO]
STRONG FUNDS


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WHAT ARE THE FUNDS' GOALS?
The STRONG EQUITY INCOME FUND seeks total return by investing for both income and capital growth.

The STRONG GROWTH AND INCOME FUND seeks high total return by investing for capital growth and income.

The STRONG SCHAFER VALUE FUND seeks long-term capital growth. Current income is a secondary objective.

The STRONG SCHAFER BALANCED FUND seeks total return by investing for both income and capital growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The EQUITY INCOME FUND primarily focuses on the common stocks of large, dividend-paying companies. These companies typically offer well-known products and services, and may enjoy strong earnings growth. The Fund's manager may sell a stock when its earnings prospects decline, or when it reaches its full potential based on the manager's economic forecast.

The GROWTH AND INCOME FUND follows similar investment strategies to the EQUITY INCOME FUND. However, for enhanced growth potential, it invests a limited amount of its assets in faster-growing, medium-size companies.

The SCHAFER VALUE FUND invests primarily in common stocks of medium- and large-size companies. The portfolio manager selects stocks of companies that have above-average growth, but also are inexpensive relative to market averages. The Fund invests approximately equal amounts of its assets in each stock in the portfolio, and generally invests all of its assets in stocks. The manager sells holdings when they are no longer attractive based on their growth potential or price.

The SCHAFER BALANCED FUND invests approximately 60% of its assets in common stocks. For this portion of the portfolio, it follows the investment style of the SCHAFER VALUE FUND. The remainder of the Fund is invested in high-quality bonds. The manager may sell bonds if their fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. Each Fund's reports discuss the

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market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

GENERAL STOCK RISKS: The Funds' major risks are those of investing in the stock market. That means the Funds may experience sudden, unpredictable declines in the value of their shares, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

MEDIUM-SIZE COMPANIES: The GROWTH AND INCOME, SCHAFER VALUE, AND SCHAFER BALANCED FUNDS may invest in the stocks of medium-size companies. Medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Funds' portfolios.

FOREIGN SECURITIES: To a limited degree, the GROWTH AND INCOME, SCHAFER VALUE, and SCHAFER BALANCED FUNDS may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

BOND RISKS: The SCHAFER BALANCED FUND also maintains a significant position in bonds, and is exposed to the risks of bond investing. The market value of a bond is affected by changes in interest rates-when interest rates rise, the market value of a bond declines. Generally, the longer a bond's maturity, the greater this risk. A bond's value can also be affected by changes in the credit rating or financial condition of its issuer. Because bond values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

These Funds are appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. They are not appropriate for investors concerned primarily with principal stability.

                                                                     Continued..

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MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED..

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds with at least one calendar year's returns appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

       Equity Income  Growth and      Schafer Value Fund
       Fund           Income Fund
-----  -------------  --------------  ------------------
 1988        -               -               18.0%
-----  -------------  --------------  ------------------
 1989        -               -               30.1%
-----  -------------  --------------  ------------------
 1990        -               -              -10.1%
-----  -------------  --------------  ------------------
 1991        -               -               40.9%
-----  -------------  --------------  ------------------
 1992        -               -               18.7%
-----  -------------  --------------  ------------------
 1993        -               -               24.0%
-----  -------------  --------------  ------------------
 1994        -               -               -4.3%
-----  -------------  --------------  ------------------
 1995        -               -               34.2%
-----  -------------  --------------  ------------------
 1996       28.1%          31.9%             23.2%
-----  -------------  --------------  ------------------
 1997       31.3%          30.4%             29.3%
-----  -------------  --------------  ------------------



BEST AND WORST QUARTERLY PERFORMANCE (through 12-31-97)

FUND NAME             BEST QUARTER RETURN   WORST QUARTER RETURN
--------------------  --------------------  ---------------------
Equity Income         15.5% (2nd Q 1997)    1.7% (4th Q 1997)
--------------------  --------------------  ---------------------
Growth and Income     16.3% (2nd Q 1997)    0.6% (4th Q 1997)
--------------------  --------------------  ---------------------
Schafer Value         22.5% (1st Q 1991)    -16.6% (3rd Q 1990)
--------------------  --------------------  ---------------------

AVERAGE ANNUAL TOTAL RETURNS

AS OF 9-30-98


FUND/INDEX         1-YEAR      5-YEAR     10-YEAR    SINCE INCEPTION
---------------------------------------------------------------------
EQUITY INCOME       3.90%        -           -      21.77%(12-29-95)
---------------------------------------------------------------------
S&P 500 Index       9.05%        -           -      22.27%
---------------------------------------------------------------------
GROWTH AND INCOME   8.47%        -           -      25.16%(12-29-95)
---------------------------------------------------------------------
S&P 500 Index       9.05%        -           -      22.27%
---------------------------------------------------------------------
SCHAFER VALUE     -23.52%     10.89%       14.78%   13.56%(10-22-85)
---------------------------------------------------------------------
S&P 500 Index       9.05%     19.91%       17.29%   17.32%
---------------------------------------------------------------------

THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR THE STOCKS OF LARGE-SIZE U.S. COMPANIES.
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WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
The Funds are 100% no-load, so you pay no fees to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) The costs of operating each Fund are deducted from the Fund's assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive. Because the SCHAFER BALANCED FUND began operations on December 31, 1997, its expenses other than management fees are estimated in the chart below.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND               MANAGEMENT FEES  OTHER EXPENSES  TOTAL EXPENSES
-----------------  ---------------  --------------  --------------
Equity Income      0.80%            0.34%           1.14%
-----------------  ---------------  --------------  --------------
Growth and Income  0.80%            0.40%           1.20%
-----------------  ---------------  --------------  --------------
Schafer Value      1.00%            0.22%           1.22%
-----------------  ---------------  --------------  --------------
Schafer Balanced   1.00%            0.64%           1.64%
-----------------  ---------------  --------------  --------------

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND               1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------  ------  -------  -------  --------
Equity Income      $116    $362     $628     $1,386
-----------------  ------  -------  -------  --------
Growth and Income  $122    $381     $660     $1,455
-----------------  ------  -------  -------  --------
Schafer Value      $124    $387     $670     $1,477
-----------------  ------  -------  -------  --------
Schafer Balanced   $167    $517     $892     $1,944
-----------------  ------  -------  -------  --------


WHO ARE THE FUNDS' INVESTMENT ADVISORS AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the EQUITY INCOME FUND, GROWTH AND INCOME FUND, and SCHAFER BALANCED FUND. Schafer Capital Management serves as the investment advisor to the SCHAFER VALUE FUND and as investment subadvisor to the SCHAFER BALANCED FUND.

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Rimas M. Milaitis, who joined Strong in December 1995, manages the EQUITY
INCOME FUND and the GROWTH AND INCOME FUND. He has 11 years of investment experience. Before joining Strong, he was with Aon Advisors, where he managed conservative equity portfolios for four years.

David K. Schafer is the portfolio manager of the SCHAFER VALUE FUND and the SCHAFER BALANCED FUND. He has managed the Funds since their inceptions on October 22, 1985 and December 31, 1997, respectively. He has more than 30 years of investment experience, and is president of Schafer Capital Management. Schafer Capital Management and Strong Capital Management have formed a jointly-owned company which, subject to shareholder approval, will become the Fund's investment advisor in late 1998. Mr. Schafer will continue in his role as the Fund's portfolio manager after this change occurs.


HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

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- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.


DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may earn income from dividends on stocks and interest on bonds in their portfolios, and may realize capital gains from appreciation on their holdings. The SCHAFER VALUE FUND intends to declare income and capital gains to shareholders annually. The other Funds intend to declare income quarterly, and capital gains annually.

Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of each Fund's income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.
- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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[PICTURE OF TELEPHONE]

To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
CALL 1-800-368-3863

If you are a
Financial Professional,
CALL 1-800-368-1683

[PICTURE OF STRONG WEB SITE ON COMPUTER]
Strong On-line
www.strong-funds.com

[STRONG LOGO]

STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin 53201

Strong Funds Distributors, Inc. 7750E98     C11098P